Audited Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 45,438	$ 10,329
Accounts receivable, net	101,808	33,484
Other current assets		21,086
Total current assets	147,246	64,899
NON-CURRENT ASSETS:
Right-of-use lease asset	85,674	108,863
Property, plant and equipment, net	4,978	5,280
Other assets	28,000	3,000
Total non-current assets	118,652	117,143
Total assets	265,898	182,042
Current liabilities:
Accounts payable and accrued liabilities	128,157	112,671
Lease liability - Current	24,338	21,050
Notes payable	170,000
Line of credit	38,111	46,845
Total current liabilities	360,606	180,566
Non-current liabilities:
Lease liability	63,693	89,088
Government loan	445,400	445,400
Notes payable, net of discount $0 and $5,694, respectively		164,306
Total non-current liabilities	509,093	698,794
Total liabilities	869,699	879,360
Stockholders’ deficit:
Common stock, par value $0.01; 50,000,000 shares authorized;9,550,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	95,500	150,000
Additional paid-in capital	5,108,522	(142,702)
Subscription Receivables	(25,000)
Accumulated deficit	(5,782,823)	(704,616)
Total stockholders’ deficit	(603,801)	(697,318)
Total liabilities and stockholders’ deficit	$ 265,898	$ 182,042